Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2013
Aggregate Amortization Expense for Intangible Assets	The aggregate amortization expense for intangible assets is estimated to be:

Year ending March 31,	(In millions)
2014	Rs.	1,505	US$	28
2015		1,149		21
2016		486		9
2017		360		7
2018		315		6
Thereafter		411		8

Intangible Assets

	(In millions)
	Gross carrying amount		Accumulated amortization		Net carrying amount
As of March 31, 2012:
Computer software	Rs.	6,524	Rs.	3,588	Rs.	2,936
Customer relationships		3,997		2,596		1,401
Brand “Neotel”		1,614		—		1,614
License		69		6		63
Favorable lease		60		27		33

	Rs.	12,264	Rs.	6,217	Rs.	6,047

As of March 31, 2013:
Computer software	Rs.	8,463	Rs.	5,079	Rs.	3,384
Customer relationships		4,046		3,185		861
Brand “Neotel”		1,426		—		1,426
License		62		9		53
Favorable lease		53		53		—

	Rs.	14,050	Rs.	8,326	Rs.	5,724
	US$	258	US$	153	US$	105

IRU
Aggregate Amortization Expense for Intangible Assets

The estimated amortization of IRU’s for each of the five fiscal years subsequent to March 31, 2013 is as follows:

	Year ending March 31,
	(In millions)
2014	Rs.	1,645	US$	30
2015		1,468		27
2016		1,457		27
2017		1,450		27
2018		1,447		26
Thereafter		9,186		168